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                      SEMI-ANNUAL REPORT

                        (The 4th Term)
                        From:  December 1, 1997
                        To:  May 31, 1998


        AMENDMENT TO SECURITIES REGISTRATION STATEMENT

                        (for NAV sale)





























               PUTNAM HIGH YIELD ADVANTAGE FUND







                      SEMI-ANNUAL REPORT





                        (The 4th Term)
                        From:  December 1, 1997
                         To:  May 31, 1998


















               PUTNAM HIGH YIELD ADVANTAGE FUND
                      SEMI-ANNUAL REPORT

                        (The 4th Term)
                        From:  December 1, 1997
                         To:  May 31, 1998

To:  Director of Kanto Local Financial Bureau

                                                       Filing
                              Date:     August 31, 1998

Name of the Registrant Trust:           PUTNAM HIGH YIELD
                              ADVANTAGE FUND

Name of Trustees:             George Putnam
                              William F. Pounds
                              John A. Hill
                              Jameson A. Baxter
                              Hans H. Estin
                              Ronald J. Jackson
                              Paul L. Joskow
                              Elizabeth T. Kennan
                              Lawrence J. Lasser
                              John H. Mullin, III
                              Robert E. Patterson
                              Donald S. Perkins
                              George Putnam, III
                              A.J.C. Smith
                              W. Thomas Stephens
                              W. Nicholas Thorndike

Address of Principal Office:  One Post Office Square
                              Boston, Massachusetts 02109
                              U. S. A.

Name and Title of Registration Agent: Harume Nakano
                                      Attorney-at-Law
                                      Signature [Harume Nakano]

(Seal)

                                      Ken Miura
                                      Attorney-at-Law

Signature [Ken Miura]

(Seal)

Address or Place of Business            Kasumigaseki Building,
                                        25th Floor 2-5,
                                        Kasumigaseki 3-chome
                                        Chiyoda-ku, Tokyo

Name of Liaison Contact:                Harume Nakano
                                        Ken Miura
                                        Attorneys-at-Law

Place of Liaison Contact:               Hamada & Matsumoto
                                        Kasumigaseki Building, 25th
                                        Floor 2-5,
                                        Kasumigaseki 3-chome
                                        Chiyoda-ku, Tokyo
                             - i -

Phone Number:                           03-3580-3377



Place where a copy of this Semi-annual Report is available for
                       Public Inspection

                        Not Applicable

 (Total number of pages of this Semi-annual Report,in Japanese printing
                (including Cover Pages) is 38.)


                        C O N T E N T S


                                          This
                                         English Japanese
                                         translation Original

 I.       STATUS OF INVESTMENT FUND

   (1) Diversification of Investment Portfolio     1      1

   (2) Results of Past Operations                  3      2

       (a)     Record of Changes in Net Assets     3      2

       (b)     Record of Distributions Paid        3      3

   (3) Record of Sales and Repurchases             4      3

II.     OUTLINE OF THE TRUST

   1.  Trust                                       4      4

   (1) Amount of Capital Stock                     4      4

   (2) Information Concerning Major Shareholders   4      4

   (3) Information Concerning Directors, Officers and
Employees                                         44

   (4) Description of Business and Outline of Operation     7
7

   (5) Miscellaneous                               7      7

   2.  Putnam Investment Management, Inc.
       (Investment Management Company)             7      7

   (1) Amount of Capital Stock                     7      7

   (2) Information Concerning Major Shareholders   8      7

   (3) Information Concerning Officers and Employees        8
7

   (4) Description of Business and Outline of Operation     19
16

   (5) Miscellaneous                              33     36

III.      OUTLINE OF THE FINANCIAL STATUS OF THE FUND       32
37

IV.       OUTLINE OF THE FINANCIAL STATUS OF THE
   INVESTMENT MANAGEMENT COMPANY                  33     71

Results of Past Operations
 (a) Record of Changes in Net Assets (Class M Shares)
          Record of changes in net assets at the end of each of during the one year period up to and including the end of July, 1998 is as follows:





 (b) Record of Distributions Paid (Class M Shares)
     Record of distribution paid at the end of each month during the one year period up to and including July 1998 is as follows:




143.85
Dividend

Month
Dollar
Yen
1997 August
0.080
11.51
         September
0.080
11.51
         October
0.080
11.51
         November
0.080
11.51
         December
0.080
11.51
1998 January
0.080
11.51
          February
0.080
11.51
          March
0.078
11.22
          April
0.076
10.93
          May
0.076
10.93
          June
0.075
10.79
          July
0.076
10.93






          Note:     Operations of Class M Shares were
     commenced on December 1, 1994.

(3)  Record of Sales and Repurchases (Class M Shares)
          Record of sales and repurchases during the one year period up to and including the end of July, 1998 and number of outstanding shares of the Fund as of the end of July, 1998 are as follows:

______________________________________________________________
                  Number of      Number of    Number of Out-
                 Shares Sold Shares Repurchased       standing
Shares___

      Worldwide 125,402,837   105,798,499     152,331,498
      (In Japan)(119,510,740)(101,020,530)  (143,734,750)

______________________________________________________________
______

II.  OUTLINE OF THE TRUST

1.   Trust
(1)  Amount of Capital Stock (as of the end of July, 1998)
          Not applicable.
(2)  Information Concerning Major Shareholders
          Not applicable.
(3)  Information Concerning Directors, Officers and Employees
     (1) Trustees and Officers of the Trust
     (as of the filing date)
                                                      Shares
Name           Office and               Resume        Owned
               Title
George Putnam  Chairman   present: Chairman and       Class A
               and              Director of Putnam    79,852.95
               President        Management and        1
                                Putnam Mutual Funds
                                Corp.
                                Director, Marsh &
                                McLennan Companies,
                                Inc.
William F.     Vice       present: Professor          Class A
Pounds         Chairman         Emeritus of           10,194.61
                                Management, Alfred    4
                                P. Sloan School of
                                Management,
                                Massachusetts
                                Institute of
                                Technology
John A. Hill   Vice       present: Chairman and       200.105
               Chairman         Managing Director,
                                First Reserve
                                Corporation
Jameson Adkins Trustee    present: President, Baxter  Class A
Baxter                          Associates, Inc.      3,071.950
Hans H. Estin  Trustee    present: Vice Chairman,     Class A
                                North American        202.124
                                Management Corp.
Elizabeth T.   Trustee    present: President          Class A
Kennan                          Emeritus and          292.224
                                Professor, Mount
                                Holyoke College
Lawrence J.    Trustee    present: President, Chief   0.000
Lasser         and Vice         Executive Officer
               President        and Director of
                                Putnam Investments,
                                Inc. and Putnam
                                Director, Marsh &
                                McLennan
                                Companies, Inc.
Ronald J.      Trustee    present: Former Chairman,   Class A
Jackson                         President and Chief   128.966
                                Executive Officer of
                                Fisher-Price, Inc.,
                                Trustee of Salem
                                Hospital and the
                                Peabody Essex Museum
Paul L. Joskow Trustee    present: Professor of       Class A
                                Economics and         417.658
                                Management, former
                                chairman of the
                                Department of
                                Economics at the
                                Massachusetts
                                Institute of
                                Technology,
                                Director, New
                                England Electric
                                System, State Farm
                                Indemnity Company
                                and Whitehead
                                Institute for
                                Biomedical Research
John H.        Trustee    present: Chairman and       Class A
Mullin, III                     Chief Executive       536.018
                                Officer of Ridgeway
                                Farm, Director of
                                ACX Technologies,
                                Inc., Alex. Brown
                                Realty, Inc., and
                                The Liberty
                                Corporation
Robert E.      Trustee    present: President and      Class A
Patterson                       Trustee of Cabot      18,450.94
                                Industrial Trust and  8
                                Trustee of
                                the SEA Education
                                Association
Donald S.      Trustee    present: Director of        Class A
Perkins                         various               4,259.698
                                corporations,
                                including Cummins
                                Engine Company,
                                Lucent Technologies,
                                Inc., Nanophase
                                Technologies, Inc.
                                and Springs
                                Industries, Inc.
George Putnam, Trustee    present: President, New     Class A
III                             Generation Research,  3,175.643
                                Inc.
A.J.C. Smith   Trustee    present: Chairman and       Class A
                                Chief Executive       337.201
                                Officer, Marsh &
                                McLennan Companies,
                                Inc.
W. Thomas      Trustee    present: President and      Class A
Stephens                        Chief Executive       107.311
                                Officer of MacMillan
                                Bloedel Ltd.;
                                Director of Qwest
                                Communications and
                                New Century Energies
W. Nicholas    Trustee    present: Director of        Class A
Thorndike                       various corporations  162.082
                                and charitable
                                organizations,
                                including Data
                                General Corporation,
                                Bradley Real Estate,
                                Inc. and Providence
                                Journal Co.  Trustee
                                of Cabot Industrial
                                Trust, Massachusetts
                                General Hospital and
                                Eastern Utilities
                                Associates
Charles E.     Executive  present: Managing Director  0.000
Porter         Vice             of Putnam
               President        Investments, Inc.
                                and Putnam
                                Investment
                                Management
Patricia C.    Senior     present: Senior Vice        Class A
Flaherty       Vice             President of Putnam   0.000
               President        Investments, Inc.
                                and Putnam
                                Investment
                                Management
William N.     Vice       present: Director and       0.000
Shiebler       President        Senior Managing
                                Director of Putnam
                                Investments, Inc.
                                and President and
                                Director of Putnam
                                Mutual Funds
Gordon H.      Vice       present: Director and       Class A
Silver         President        Senior Managing       3,023.181
                                Director of Putnam
                                Investments, Inc.
                                and Putnam
                                Management
John D. Hughes Vice       present  Senior Vice        Class A
               President        President of Putnam   21.235
               and              Investment
               Treasurer        Management
Beverly Marcus Clerk and        N/A                   Class A
               Assistant                              0.000
               Treasurer
John R. Verani Vice       present: Senior Vice        0.000
               President        President of Putnam
                                Management, Inc. and
                                Putnam Investment
                                Management
William J.     Vice       present: Managing Director  Class A
Curtin         President        of Putnam             0.000
                                Investments, Inc.
                                and Putnam
                                Investment
                                Management
Ian C.         Vice       present: Senior Managing    2,436.232
Ferguson       President        Director of Putnam
                                Investment, Inc. and
                                Putnam Investment
                                Management
Edward H.      Vice       present: Managing Director  Class A
D'Alelio       President        of Investment         0.000
                                Management Company
Rosemary H.    Vice       present: Senior Vice        0.000
Thomsen        President        President of
                                Investment
                                Management Company
                                Senior Vice
                                President Putnam
                                Fiduciary Trust
                                Company
Mary A. Eaton  Associate  N/A                         Class A
               Treasurer                              3,186.64
               and                                    4
               Assistant
               Clerk
     (2) Employees of the Trust
          The Trust does not have any employees.
(4)  Description of Business and Outline of Operation
          The Trust may carry out any administrative or managerial act, including the purchase, sale, subscription and exchange of any securities, and the exercise of all rights directly or indirectly pertaining to the Fund's assets. The Trust has retained Putnam Investment Management, Inc., the Fund's investment management company, to render investment management services, and Putnam Fiduciary Trust Company to keep the assets of the Fund in custody and to act as the Investor Servicing Agent.
(5)  Miscellaneous
          There has been, or is, no litigation which had or is reasonably expected to have, a material adverse effect on the Trust during the six months before the filing of this report.

2.   Putnam Investment Management, Inc. (Investment Management
     Company)
(1)  Amount of Capital Share (as of the end of July, 1998)

     1. Amount of Capital (issued capital stock at par value):
          Common Stock 1,000 shares at $1 par value

     2.   Number of authorized shares of capital stock:
          Common Stock 1,000 shares

     3.   Number of outstanding shares of capital stock:
          Common Stock 1,000 shares

     4. Amount of capital (for the purposes of this Item, "Amount of Capital" means total stockholders' equity for the past five years):

                                    Amount of Capital
                 Year               (Total Stockholders'
Equity in Thousands)

          End of 1992               $42,618,341

          End of 1993               $49,847,760

          End of 1994               $48,149,491

          End of 1995               $45,521,351

          End of 1996               $45,817,658

          End of 1997               $48,617,160

(2)  Information Concerning Major Shareholders
     As of the end of July, 1998, all the outstanding shares of capital stock of Investment Management Company were owned by Putnam Investments, Inc.

(3)  Information Concerning Officers and Employees
     The following table lists the names of various officers and directors of Investment Management Company and their respective positions with Investment Management Company. For each named individual, the table lists: (i) any other organizations (excluding other Investment Management Company's funds) with which the officer and/or director has recently had or has substantial involvement; and (ii) positions held with such organization:

      List of Officers and Directors of Putnam Investment
                       Management, Inc.
                 Position
                 with Putnam
     Name        Investment    Other Business Affiliation
                 Management,
                 Inc.
     Putnam,     Chairman      Director of Putnam Mutual
     George                    Funds Corp.
     Lasser,     President
     Lawrence J. and Director
     Silver,     Director and  Director of Putnam Fiduciary
     Gordon      Senior        Trust Company, Senior
                 Managing      Administrative Officer and
                 Director      Senior Managing Director of
                               Putnam Mutual Funds Corp.
     Burke,      Senior        Senior Managing Director of
     Robert W.   Managing      Putnam Mutual Funds Corp.
                 Director
     Collman,    Senior        Senior Managing Director of
     Kathleen M. Managing      Putnam Mutual Funds Corp.
                 Director
     Ferguson,   Senior
     Ian C.      Managing
                 Director
     Regan,      Senior
     Anthony W.  Managing
                 Director
     Spiegel,    Director and  Senior Managing Director of
     Steven      Senior        Putnam Mutual Funds Corp.
                 Managing
                 Director
     Anderson,   Managing
     Blake E.    Director
     Antill,     Managing
     Jennifer    Director
     Beck,       Managing
     Robert R.   Director
     Bogan,      Managing
     Thomas R.   Director
     Browchuk,   Managing
     Brett       Director
     Cassaro,    Managing
     Joseph A.   Director
     Cotner, C.  Managing
     Beth        Director
     Cronin,     Managing      Managing Director of Putnam
     Kevin M.    Director      Fiduciary Trust Company
     Curtin,     Managing
     William J.  Director

     D'Alelio,   Managing
     Edward H.   Director
     Daly,       Managing      Managing Director of Putnam
     Kenneth L.  Director      Mutual Funds Corp.
     DeTore,     Managing      Managing Director of Putnam
     John A.     Director      Fiduciary Trust Company
     Durgarian,  Managing      Director and Managing
     Karnig H.   Director      Director of Putnam Fiduciary
                               Trust Company
     Esteves,    Managing      Treasurer of Putnam
     Irene M.    Director      Fiduciary Trust Company
     Gillis,     Managing
     Roland      Director
     Haslett,    Managing
     Thomas R.   Director
     Hurley,     Managing      Managing Director and CFO of
     William J.  Director      Putnam Mutual Funds Corp.
     Jacobs,     Managing
     Jerome J.   Director
     Joseph,     Managing
     Joseph P.   Director
     Kamshad,    Managing
     Omid        Director
     King, David Managing      Managing Director of Putnam
     L.          Director      Mutual Funds Corp.
     Kohli, D.   Managing
     William     Director
     Kreisel,    Managing
     Anthony I.  Director
     Kuenstner,  Managing
     Deborah F.  Director
     Landes,     Managing
     William J.  Director
     Leichter,   Managing
     Jennifer    Director
     Maloney,    Managing
     Kevin J.    Director
     Martino,    Managing      Managing Director of Putnam
     Michael     Director      Fiduciary Trust Company
     Maxwell,    Managing
     Scott M.    Director
     McGue,      Managing
     William F.  Director
     McMullen,   Managing
     Carol C.    Director
     Miller,     Managing
     Daniel L.   Director
     Morgan Jr., Managing      Managing Director of Putnam
     John J.     Director      Fiduciary Trust Company

     O'Donnell   Managing
     Jr., C.     Director
     Patrick
     Peacher,    Managing
     Stephen C.  Director
     Porter,     Managing
     Charles E.  Director
     Reilly,     Managing
     Thomas V.   Director
     Schultz,    Managing      Managing Director of Putnam
     Mitchell D. Director      Mutual Funds Corp.
     Scott,      Managing      Managing Director of Putnam
     Justin M.   Director      Fiduciary Trust Company
     Shadek Jr., Managing      Managing Director of Putnam
     Edward T.   Director      Fiduciary Trust Company
     Starr,      Managing      Managing Director of Putnam
     Loren       Director      Mutual Funds Corp.
     Swift,      Managing
     Robert      Director
     Talanian,   Managing      Managing Director of Putnam
     John C.     Director      Mutual Funds Corp.
     Tibbetts,   Managing      Managing Director of Putnam
     Richard B.  Director      Mutual Funds Corp.
     Waldman,    Managing
     David L.    Director and
                 Chief
                 Financial
                 Officer
     Wetlaufer,  Managing      Managing Director of Putnam
     Eric        Director      Mutual Funds Corp.
     Woolverton, Managing      Managing Director of Putnam
     William H.  Director      Mutual Funds Corp.
     Zieff,      Managing
     William E.  Director
     Arends,     Senior Vice   Senior Vice President of
     Michael K.  President     Putnam Mutual Funds Corp.
     Asher,      Senior Vice   Senior Vice President of
     Steven E.   President     Putnam Mutual Funds Corp.
                               and Senior Vice President of
                               Putnam Fiduciary Trust
                               Company
     Atkin,      Senior Vice
     Michael J.  President
     Attridge,   Senior Vice   Senior Vice President of
     Gail S.     President     Putnam Fiduciary Trust
                               Company
     Augustine,  Senior Vice
     Jeffrey B.  President
     Bakshi,     Senior Vice
     Manjit S.   President
     Bamford,    Senior Vice
     Dolores     President
     Snyder
     Baumbach,   Senior Vice
     Robert K.   President
     Berka,      Senior Vice   Senior Vice President of
     Sharon A.   President     Putnam Mutual Funds Corp.
     Boselli,    Senior Vice
     John A.     President
     Bousa,      Senior Vice
     Edward P.   President
     Bresnahan,  Senior Vice   Senior Vice President of
     Leslee R.   President     Putnam Mutual Funds Corp.
     Burke,      Senior Vice
     Andrea      President
     Burns,      Senior Vice
     Cheryl A.   President
     Byrne,      Senior Vice
     Joshua L.   President
     Callahan,   Senior Vice
     Ellen S.    President
     Carlson,    Senior Vice
     David G.    President
     Chrostowski Senior Vice   Senior Vice President of
     , Louis F.  President     Putnam Mutual Funds Corp.
     Curran,     Senior Vice   Senior Vice President of
     Peter J.    President     Putnam Mutual Funds Corp.
     Dalferro,   Senior Vice
     John R.     President
     Danoff, Ami Senior Vice
     K.          President
     Derbyshire, Senior Vice   Senior Vice President of
     Ralph C.    President     Putnam Fiduciary Trust
                               Company
     England,    Senior Vice
     Richard B.  President
     Eurkus,     Senior Vice
     David J.    President
     Farrell,    Senior Vice   Senior Vice President of
     Deborah S.  President     Putnam Mutual Funds Corp.
     Finch, Ted  Senior Vice
                 President
     Fitzgerald, Senior Vice
     Michael T.  President
     Flaherty,   Senior Vice   Senior Vice President of
     Patricia C. President     Putnam Mutual Funds Corp.
     Fontana,    Senior Vice
     Forrest N.  President
     Francis,    Senior Vice
     Jonathan H. President
     Frucci,     Senior Vice   Senior Vice President of
     Richard M.  President     Putnam Fiduciary Trust
                               Company
     Fullerton,  Senior Vice   Senior Vice President of
     Brian J.    President     Putnam Mutual Funds Corp.
     Grant,      Senior Vice   Senior Vice President of
     Peter J.    President     Putnam Fiduciary Trust
                               Company
     Graviere,   Senior Vice
     Patrice     President
     Grim,       Senior Vice
     Daniel J.   President
     Haagensen,  Senior Vice
     Paul E.     President
     Hadden,     Senior Vice
     Peter J.    President
     Halperin,   Senior Vice
     Matthew C.  President
     Healey,     Senior Vice
     Deborah R.  President
     Holding,    Senior Vice
     Pamela      President
     Hotchkiss,  Senior Vice
     Michael F.  President
     Kay, Karen  Senior Vice   Clerk, Director and Senior
     R.          President     Vice President of Putnam
                               Fiduciary Trust Company and
                               Senior Vice President of
                               Putnam Mutual Funds Corp.
     Kirson,     Senior Vice
     Steven L.   President
     Knight,     Senior Vice
     Jeffrey L.  President
     Kobylarz,   Senior Vice
     Jeffrey J.  President
     Koontz,     Senior Vice   Senior Vice President of
     Jill A.     President     Putnam Mutual Funds Corp.
     Korn, Karen Senior Vice
     R.          President
     Lannum III, Senior Vice
     Coleman N.  President
     Lindsey,    Senior Vice
     Jeffrey R.  President
     Lomba,      Senior Vice   Senior Vice President of
     Rufino R.   President     Putnam Mutual Funds Corp.
     Lukens,     Senior Vice
     James W.    President
     MacElwee,   Senior Vice
     Elizabeth   President
     M.
     Madore,     Senior Vice   Senior Vice President of
     Robert A.   President     Putnam Fiduciary Trust
                               Company
     Malloy,     Senior Vice
     Julie M.    President
     Marrkand,   Senior Vice
     Paul E.     President
     Matteis,    Senior Vice
     Andrew S.   President
     McDonald,   Senior Vice
     Richard E.  President
     Meehan,     Senior Vice
     Thalia      President
     Mehta,      Senior Vice
     Sandeep     President
     Mikami,     Senior Vice
     Darryl K.   President
     Miller,     Senior Vice
     William H.  President
     Minn, Seung Senior Vice
     H.          President
     Mockard,    Senior Vice
     Jeanne L.   President
     Morgan,     Senior Vice
     Kelly A.    President
     Mufson,     Senior Vice
     Michael J.  President
     Mullen,     Senior Vice    Senior Vice President of
     Donald E.   President      Putnam Mutual Funds Corp.

     Mullin,     Senior Vice
     Hugh H.     President
     Netols,     Senior Vice    Senior Vice President of
     Jeffrey W.  President      Putnam Fiduciary Trust
                                Company
     Oler,       Senior Vice
     Stephen S.  President
     Paine,      Senior Vice
     Robert M.   President
     Parker,     Senior Vice
     Margery C.  President
     Perry,      Senior Vice
     William     President
     Peters,     Senior Vice
     Carmel      President
     Plapinger,  Senior Vice    Senior Vice President of
     Keith       President      Putnam Mutual Funds Corp.
     Pohl,       Senior Vice
     Charles G.  President
     Polland,    Senior Vice
     Mark D.     President
     Prusko,     Senior Vice    Senior Vice President of
     James M.    President      Putnam Fiduciary Trust
                                Company
     Quistberg,  Senior Vice
     Paul T.     President
     Ray,        Senior Vice
     Christophe  President
     r A.
     Reeves,     Senior Vice
     William H.  President
     Rosalanko,  Senior Vice
     Thomas J.   President
     Ruys de     Senior Vice    Senior Vice President of
     Perez,      President      Putnam Fiduciary Trust
     Charles A.                 Company and Senior Vice
                                President of Putnam Mutual
                                Funds Corp.
     Santos,     Senior Vice    Senior Vice President of
     David J.    President      Putnam Fiduciary Trust
                                Company
     Santosus,   Senior Vice
     Anthony C.  President
     Schwister,  Senior Vice    Senior Vice President of
     Jay E.      President      Putnam Fiduciary Trust
                                Company
     Scordato,   Senior Vice    Senior Vice President of
     Christine   President      Putnam Mutual Funds Corp.
     A.
     Senter,     Senior Vice
     Max S.      President
     Simon,      Senior Vice
     Sheldon N.  President
     Simozar,    Senior Vice
     Saied       President
     Smith Jr.,  Senior Vice
     Leo J.      President
     Smith,      Senior Vice
     Margaret    President
     D.
     Spatz,      Senior Vice
     Erin J.     President
     Stack,      Senior Vice    Senior Vice President of
     Michael P.  President      Putnam Mutual Funds Corp.
     Stairs,     Senior Vice
     George W.   President
     Strumpf,    Senior Vice    Senior Vice President of
     Casey       President      Putnam Mutual Funds Corp.
     Sullivan,   Senior Vice
     Roger R.    President
     Svensson,   Senior Vice
     Lisa H.     President
     Swanberg,   Senior Vice
     Charles H.  President
     Thomas,     Senior Vice
     David K.    President
     Thomsen,    Senior Vice    Senior Vice President of
     Rosemary    President      Putnam Fiduciary Trust
     H.                         Company
     Troped,     Senior Vice    Senior Vice President of
     Bonnie L.   President      Putnam Mutual Funds Corp.
     Turner,     Senior Vice
     Virginia    President
     M.
     Verani,     Senior Vice    Senior Vice President of
     John R.     President      Putnam Fiduciary Trust
                                Company and Senior Vice
                                President of Putnam Mutal
                                Funds Corp.
     Walsh,      Senior Vice
     Francis P.  President
     Warren,     Senior Vice
     Paul C.     President
     Weinstein,  Senior Vice
     Michael R.  President
     Weiss,      Senior Vice
     Manuel      President
     Whalen,     Senior Vice    Senior Vice President of
     Edward F.   President      Putnam Mutual Funds Corp.
     Wheeler,    Senior Vice
     Diane D.F.  President
     Wyke,       Senior Vice
     Richard P.  President
     Yogg,       Senior Vice
     Michael R.  President
     Zukowski,   Senior Vice
     Gerald S.   President
     (4) Description of Business and Outline of Operation Investment Management Company is engaged in the business of providing investment management and investment advisory services to mutual funds. As of the end of
      July, 1998, Investment Management Company managed, advised, and/or administered the following 108 funds and fund portfolios (having an aggregate net asset value of
                approximately $276.16 billion):

                   Fund List for SR and Semi
                                                       (As
                                                        of
                                                       the
                                                       end
                                                        of
                                                      July
                                                     1998)
           Name            Month/Da Principa  Total  Net
                           te/Year      l      Net  Asset
                           Establis Characte  Asset Value
                             hed     ristics  Value  per
                                               ($   share
                                             million ($)
                                                )

The George Putnam Fund of  11/5/37  Open/Equ  3,386.2  18.81
Boston; A                           ity            3
The George Putnam Fund of  4/24/92  Open/Equ  1,303.9  18.66
Boston; B                           ity            8
The George Putnam Fund of  12/1/94  Open/Equ  276.56  18.66
Boston; M                           ity
The George Putnam Fund of   1/1/94  Open/Equ  471.50  18.84
Boston; Y                           ity
Putnam Arizona Tax Exempt  1/30/91  Open/Bon  118.96   9.28
Income Fund; A                      d
Putnam Arizona Tax Exempt  7/15/93  Open/Bon   31.68   9.27
Income Fund; B                      d
Putnam Arizona Tax Exempt   7/3/95  Open/Bon    0.52   9.30
Income Fund; M                      d
Putnam American Government  3/1/85  Open/Bon  1,436.3   8.83
Income Fund; A                      d              7
Putnam American Government 5/20/94  Open/Bon   40.93   8.80
Income Fund; B                      d
Putnam American Government 2/14/95  Open/Bon    1.80   8.86
Income Fund; M                      d
Putnam Asia Pacific Growth 2/20/91  Open/Equ  340.55   9.98
Fund; A                             ity
Putnam Asia Pacific Growth  6/1/93  Open/Equ  119.38   9.82
Fund; B                             ity
Putnam Asia Pacific Growth  2/1/95  Open/Equ    6.45   9.92
Fund; M                             ity
Putnam Asia Pacific Fund   3/23/98  Open/Equ    1.82   6.03
II; A                               ity
Putnam Asset Allocation:    2/7/94  Open/Bal  943.34  12.01
Balanced Portfolio; A               anced
Putnam Asset Allocation:   2/11/94  Open/Bal  535.49  11.95
Balanced Portfolio; B               anced
Putnam Asset Allocation:    9/1/94  Open/Bal  102.47  11.89
Balanced Portfolio; C               anced
Putnam Asset Allocation:    2/6/95  Open/Bal   62.38  12.00
Balanced Portfolio; M               anced
Putnam Asset Allocation:   7/14/94  Open/Bal  250.55  12.02
Balanced Portfolio; Y               anced
Putnam Asset Allocation :   2/7/94  Open/Bal  384.75  10.50
Conservative Portfolio; A           anced
Putnam Asset Allocation :  2/18/94  Open/Bal  166.74  10.46
Conservative Portfolio; B           anced
Putnam Asset Allocation :   9/1/94  Open/Bal   40.94  10.43
Conservative Portfolio; C           anced
Putnam Asset Allocation :   2/7/95  Open/Bal   19.39  10.46
Conservative Portfolio; M           anced
Putnam Asset Allocation :  7/14/94  Open/Bal   27.87  10.51
Conservative Portfolio; Y           anced
Putnam Asset Allocation:    2/8/94  Open/Bal  683.77  13.50
Growth Portfolio; A                 anced
Putnam Asset Allocation:   2/16/94  Open/Bal  438.32  13.32
Growth Portfolio; B                 anced
Putnam Asset Allocation:    9/1/94  Open/Bal  101.44  13.21
Growth Portfolio; C                 anced
Putnam Asset Allocation:    2/1/95  Open/Bal   53.70  13.33
Growth Portfolio; M                 anced
Putnam Asset Allocation:   7/14/94  Open/Bal  237.76  13.59
Growth Portfolio; Y                 anced
Putnam Balanced Retirement 4/19/85  Open/Bal  656.45  11.28
Fund; A                             anced
Putnam Balanced Retirement  2/1/94  Open/Bal  137.70  11.19
Fund; B                             anced
Putnam Balanced Retirement 3/17/95  Open/Bal   11.33  11.23
Fund; M                             anced
Putnam California Tax      4/29/83  Open/Bon  3,014.4   8.73
Exempt Income Fund; A               d              7
Putnam California Tax       1/4/93  Open/Bon  618.06   8.73
Exempt Income Fund; B               d
Putnam California Tax      2/14/95  Open/Bon   13.70   8.73
Exempt Income Fund; M               d
Putnam VT George Putnam    4/30/98  Open/Equ   29.77   9.82
Fund; A                             ity
Putnam VT George Putnam    4/30/98  Open/Equ    0.02   9.82
Fund; B                             ity
Putnam VT Asia Pacific      5/1/95  Open/Equ   95.47   7.90
Growth Fund; A                      ity
Putnam VT Asia Pacific     4/30/98  Open/Equ    0.02   7.90
Growth Fund; B                      ity
Putnam VT Diversified      9/15/93  Open/Bon  673.03  10.97
Income Fund; A                      d
Putnam VT Diversified       4/6/98  Open/Bon    0.04  10.97
Income Fund; B                      d
Putnam VT Global Growth     5/1/90  Open/Equ  1,935.1  19.12
Fund; A                             ity            6
Putnam VT Global Growth    4/30/98  Open/Equ    0.02  19.12
Fund; B                             ity
Putnam VT  Global Asset     2/1/88  Open/Bal  1,035.8  18.40
Allocation Fund; A                  anced          1
Putnam VT  Global Asset    4/30/98  Open/Bal    0.03  18.40
Allocation Fund; B                  anced
Putnam VT Growth and        2/1/88  Open/Bal  9,327.4  26.88
Income Fund; A                      anced          8
Putnam VT Growth and        4/6/98  Open/Bal    0.03  26.87
Income Fund; B                      anced
Putnam VT Health and       4/30/98  Open/Equ   52.91   9.87
Sciences  Fund; A                   ity
Putnam VT Health and       4/30/98  Open/Equ    0.02   9.87
Sciences  Fund; B                   ity
Putnam VT High Yield Fund;  2/1/88  Open/Bon  1,162.6  13.06
A                                   d              1
Putnam VT High Yield Fund; 4/30/98  Open/Bon    0.02  13.06
B                                   d
Putnam VT Money Market      2/1/88  Open/Bon  438.21   1.00
Fund; A                             d
Putnam VT Money Market     4/30/98  Open/Bon    0.02   1.00
Fund; B                             d
Putnam VT New               5/2/94  Open/Equ  3,201.5  23.91
Opportunities Fund; A               ity            9
Putnam VT New              4/30/98  Open/Equ    0.02  23.91
Opportunities Fund; B               ity
Putnam VT OTC & Emerging   4/30/98  Open/Equ   11.45   9.55
Growth Fund; A                      ity
Putnam VT OTC & Emerging   4/30/98  Open/Equ    0.02   9.55
Growth Fund; B                      ity
Putnam VT U.S. Government   2/1/88  Open/Bon  844.67  13.25
and High Quality Bond               d
Fund; A
Putnam VT U.S. Government  4/30/98  Open/Bon    0.02  13.25
and High Quality Bond               d
Fund; B
Putnam VT Utilities Growth  5/1/92  Open/Bal  869.66  16.15
and Income Fund; A                  anced
Putnam VT Utilities Growth 4/30/98  Open/Bal    0.02  16.15
and Income Fund; B                  anced
Putnam VT Voyager Fund; A   2/1/88  Open/Equ  5,268.5  41.42
                                   ity            7
Putnam VT Voyager Fund; B  4/30/98  Open/Equ    0.22  41.41
                                   ity
Putnam Capital              8/5/93  Open/Equ  1,591.8  22.68
Appreciation Fund; A                ity            9
Putnam Capital             11/2/94  Open/Equ  1,789.3  22.37
Appreciation Fund; B                ity            2
Putnam Capital             1/22/96  Open/Equ  120.44  22.42
Appreciation Fund; M                ity
Putnam Convertible Income- 6/29/72  Open/Bal  1,153.2  21.81
Growth Trust; A                     anced          6
Putnam Convertible Income- 7/15/93  Open/Bal  313.97  21.59
Growth Trust; B                     anced
Putnam Convertible Income- 3/13/95  Open/Bal   19.09  21.66
Growth Trust; M                     anced
Putnam Diversified Equity   7/1/94  Open/Equ  297.18  14.19
Trust; A                            ity
Putnam Diversified Equity   7/2/94  Open/Equ  374.05  14.03
Trust; B                            ity
Putnam Diversified Equity   7/3/95  Open/Equ   28.97  14.08
Trust; M                            ity
Putnam Diversified Income  10/3/88  Open/Bon  2,066.2  12.50
Trust; A                            d              9
Putnam Diversified Income   3/1/93  Open/Bon  2,347.1  12.44
Trust; B                            d              4
Putnam Diversified Income  12/1/94  Open/Bon  1,189.0  12.46
Trust; M                            d              4
Putnam Diversified Income  7/11/96  Open/Bon   20.64  12.50
Trust ; Y                           d
Putnam Equity Income Fund; 6/15/77  Open/Bal  1,058.4  16.43
A                                   anced          5
Putnam Equity Income Fund; 9/13/93  Open/Bal  602.87  16.33
B                                   anced
Putnam Equity Income Fund; 12/2/94  Open/Bal   56.74  16.34
M                                   anced
Putnam Europe Growth Fund;  9/7/90  Open/Equ  886.82  24.14
A                                   ity
Putnam Europe Growth Fund;  2/1/94  Open/Equ  723.00  23.54
B                                   ity
Putnam Europe Growth Fund; 12/1/94  Open/Equ  114.33  23.96
M                                   ity
Putnam Florida Tax Exempt  8/24/90  Open/Bon  234.88   9.41
Income Fund; A                      d
Putnam Florida Tax Exempt   1/4/93  Open/Bon   72.36   9.41
Income Fund; B                      d
Putnam Florida Tax Exempt   5/1/95  Open/Bon    1.34   9.41
Income Fund; M                      d
Putnam High Quality Bond    6/2/86  Open/Bon  327.17  10.14
Fund; A                             d
Putnam High Quality Bond    6/6/94  Open/Bon   19.35  10.10
Fund; B                             d
Putnam High Quality Bond   4/12/95  Open/Bon    1.36  10.14
Fund; M                             d
Putnam Global Governmental  6/1/87  Open/Bon  255.10  12.67
Income Trust; A                     d
Putnam Global Governmental  2/1/94  Open/Bon   35.66  12.63
Income Trust; B                     d
Putnam Global Governmental 3/17/95  Open/Bon  265.02  12.60
Income Trust; M                     d
Putnam Global Growth Fund;  9/1/67  Open/Equ  3,187.6  12.13
A                                   ity            9
Putnam Global Growth Fund; 4/27/92  Open/Equ  1,971.0  11.69
B                                   ity            9
Putnam Global Growth Fund;  3/1/95  Open/Equ   55.67  12.03
M                                   ity
Putnam Global Growth Fund; 6/15/94  Open/Equ   66.99  12.32
Y                                   ity
Putnam  Growth Fund; A     4/30/98  Open/Equ    2.06   8.68
                                   ity
Putnam Growth and Income    1/5/95  Open/Bal  1,215.1  14.45
Fund II; A                          anced          8
Putnam Growth and Income    1/5/95  Open/Bal  1,451.8  14.34
Fund II; B                          anced          8
Putnam Growth and Income    1/5/95  Open/Bal  167.30  14.39
Fund II; M                          anced
The Putnam Fund for Growth 11/6/57  Open/Bal  19,172.  20.81
and Income; A                       anced         52
The Putnam Fund for Growth 4/27/92  Open/Bal  16,242.  20.55
and Income; B                       anced         41
The Putnam Fund for Growth  5/1/95  Open/Bal  429.41  20.69
and Income; M                       anced
The Putnam Fund for Growth 6/15/94  Open/Bal  868.34  20.84
and Income; Y                       anced
Putnam High Yield          3/25/86  Open/Bon  1,545.1   9.88
Advantage Fund; A                   d              9
Putnam High Yield          5/16/94  Open/Bon  1,308.8   9.84
Advantage Fund; B                   d              4
Putnam High Yield          12/1/94  Open/Bon  1,520.2   9.87
Advantage Fund; M                   d              4
Putnam High Yield Trust; A 2/14/78  Open/Bon  3,224.6  12.86
                                   d              9
Putnam High Yield Trust; B  3/1/93  Open/Bon  1,182.0  12.81
                                   d              6
Putnam High Yield Trust; M  7/3/95  Open/Bon   22.03  12.86
                                   d
Putnam Health Sciences     5/28/82  Open/Equ  2,570.3  62.44
Trust; A                            ity            0
Putnam Health Sciences      3/1/93  Open/Equ  1,447.9  60.43
Trust; B                            ity            2
Putnam Health Sciences      7/3/95  Open/Equ   64.18  61.74
Trust; M                            ity
Putnam Income Fund; A      11/1/54  Open/Bon  1,422.8   7.09
                                   d              1
Putnam Income Fund; B       3/1/93  Open/Bon  470.81   7.06
                                   d
Putnam Income Fund; M      12/14/94 Open/Bon  1,173.3   7.06
                                   d              6
Putnam Income Fund; Y      2/12/94  Open/Bon  246.12   7.10
                                   d
Putnam Intermediate U.S.   2/16/93  Open/Bon  142.25   4.92
Government Income Fund; A           d
Putnam Intermediate U.S.   2/16/93  Open/Bon   80.72   4.92
Government Income Fund; B           d
Putnam Intermediate U.S.    4/3/95  Open/Bon    6.87   4.93
Government Income Fund; M           d
Putnam Intermediate U.S.   10/1/97  Open/Bon  109.64   4.92
Government Income Fund; Y           d
Putnam International New    1/3/95  Open/Equ  816.25  13.41
Opportunities Fund; A               ity
Putnam International New   7/21/95  Open/Equ  1,037.6  13.17
Opportunities Fund; B               ity            7
Putnam International New   7/21/95  Open/Equ   82.65  13.26
Opportunities Fund; M               ity
Putnam Investors Fund; A   12/1/25  Open/Equ  3,204.9  13.67
                                   ity            4
Putnam Investors Fund; B    3/1/93  Open/Equ  973.72  13.16
                                   ity
Putnam Investors Fund; M   12/2/94  Open/Equ   87.50  13.47
                                   ity
Putnam Investors Fund; Y   11/30/96 Open/Equ  204.66  13.69
                                   ity
Putnam Latin America Fund; 3/23/98  Open/Equ    1.78   7.02
A                                   ity
Putnam Massachusetts Tax   10/23/89 Open/Bon  295.06   9.59
Exempt Income Fund; A               d
Putnam Massachusetts Tax   7/15/93  Open/Bon  107.94   9.58
Exempt Income Fund; B               d
Putnam Massachusetts Tax   5/12/95  Open/Bon    2.52   9.58
Exempt Income Fund; M               d
Putnam Michigan Tax Exempt 10/23/89 Open/Bon  145.78   9.32
Income Fund; A                      d
Putnam Michigan Tax Exempt 7/15/93  Open/Bon   41.71   9.30
Income Fund; B                      d
Putnam Michigan Tax Exempt 4/17/95  Open/Bon    1.92   9.31
Income Fund; M                      d
Putnam Minnesota Tax       10/23/89 Open/Bon  102.16   9.18
Exempt Income Fund; A               d
Putnam Minnesota Tax       7/15/93  Open/Bon   44.55   9.15
Exempt Income Fund; B               d
Putnam Minnesota Tax        4/3/95  Open/Bon    1.45   9.18
Exempt Income Fund; M               d
Putnam Money Market Fund;  10/1/76  Open/Bon  2,289.3   1.00
A                                   d              7
Putnam Money Market Fund;  4/27/92  Open/Bon  471.77   1.00
B                                   d
Putnam Money Market Fund;  12/8/94  Open/Bon   76.79   1.00
M                                   d
Putnam Municipal Income    5/22/89  Open/Bon  822.16   9.28
Fund; A                             d
Putnam Municipal Income     1/4/93  Open/Bon  495.00   9.27
Fund; B                             d
Putnam Municipal Income    12/1/94  Open/Bon   14.53   9.28
Fund; M                             d
Putnam New Jersey Tax      2/20/90  Open/Bon  215.23   9.29
Exempt Income Fund; A               d
Putnam New Jersey Tax       1/4/93  Open/Bon   96.40   9.28
Exempt Income Fund; B               d
Putnam New Jersey Tax       5/1/95  Open/Bon    0.67   9.29
Exempt Income Fund; M               d
Putnam New York Tax Exempt  9/2/83  Open/Bon  1,639.7   8.96
Income Fund; A                      d              3
Putnam New York Tax Exempt  1/4/93  Open/Bon  226.60   8.95
Income Fund; B                      d
Putnam New York Tax Exempt 4/10/95  Open/Bon    2.25   8.96
Income Fund; M                      d
Putnam New York Tax Exempt 11/7/90  Open/Bon  165.90   9.16
Opportunities Fund; A               d
Putnam New York Tax Exempt  2/1/94  Open/Bon   65.86   9.15
Opportunities Fund; B               d
Putnam New York Tax Exempt 2/10/95  Open/Bon    2.49   9.14
Opportunities Fund; M               d
Putnam Global Natural      7/24/80  Open/Equ  191.56  18.05
Resources Fund; A                   ity
Putnam Global Natural       2/1/94  Open/Equ  128.74  17.73
Resources Fund; B                   ity
Putnam Global Natural       7/3/95  Open/Equ    6.87  17.90
Resources Fund; M                   ity
Putnam New Opportunities   8/31/90  Open/Equ  9,864.9  55.55
Fund; A                             ity            3
Putnam New Opportunities    3/1/93  Open/Equ  7,613.6  53.34
Fund; B                             ity            4
Putnam New Opportunities   12/1/94  Open/Equ  427.64  54.54
Fund; M                             ity
Putnam New Opportunities   7/19/94  Open/Equ  467.79  56.15
Fund; Y                             ity
Putnam Ohio Tax Exempt     10/23/89 Open/Bon  183.99   9.21
Income Fund; A                      d
Putnam Ohio Tax Exempt     7/15/93  Open/Bon   53.92   9.20
Income Fund; B                      d
Putnam Ohio Tax Exempt      4/3/95  Open/Bon    2.24   9.21
Income Fund; M                      d
Putnam OTC & Emerging      11/1/82  Open/Equ  2,491.7  17.35
Growth Fund; A                      ity            4
Putnam OTC & Emerging      7/15/93  Open/Equ  1,233.5  16.61
Growth Fund; B                      ity            1
Putnam OTC & Emerging      12/2/94  Open/Equ  232.57  16.99
Growth Fund; M                      ity
Putnam OTC & Emerging      7/12/96  Open/Equ   99.29  17.46
Growth Fund; Y                      ity
Putnam International       2/28/91  Open/Equ  2,025.2  20.54
Growth Fund; A                      ity            8
Putnam International        6/1/94  Open/Equ  1,332.8  20.14
Growth Fund; B                      ity            5
Putnam International       12/1/94  Open/Equ  151.19  20.37
Growth Fund; M                      ity
Putnam International       7/12/96  Open/Equ  156.71  20.59
Growth Fund; Y                      ity
Putnam Pennsylvania Tax    7/21/89  Open/Bon  185.07   9.40
Exempt Income Fund; A               d
Putnam Pennsylvania Tax    7/15/93  Open/Bon   90.79   9.39
Exempt Income Fund; B               d
Putnam Pennsylvania Tax     7/3/95  Open/Bon    2.10   9.41
Exempt Income Fund; M               d
Putnam Preferred Income     1/4/84  Open/Bon  124.44   9.16
Fund; A                             d
Putnam Preferred Income    4/20/95  Open/Bon   11.54   9.13
Fund; M                             d
Putnam Tax - Free Income   9/20/93  Open/Bon  934.77  14.61
Trust                               d
Tax - Free High Yield
Fund; A
Putnam Tax - Free Income    9/9/85  Open/Bon  1,053.3  14.62
Trust                               d              6
Tax - Free High Yield Fund
B
Putnam Tax - Free Income   12/29/94 Open/Bon   18.07  14.61
Trust                               d
Tax - Free High Yield Fund
M
Putnam Tax - Free Income   9/30/93  Open/Bon  231.17  15.40
Trust                               d
Tax - Free Insured Fund; A
Putnam Tax - Free Income    9/9/85  Open/Bon  336.42  15.42
Trust                               d
Tax - Free Insured Fund; B
Putnam Tax - Free Income    6/1/95  Open/Bon    1.86  15.40
Trust                               d
Tax - Free Insured Fund; M
Putnam Tax Exempt Income   12/31/76 Open/Bon  1,984.9   9.18
Fund; A                             d              1
Putnam Tax Exempt Income    1/4/93  Open/Bon  247.03   9.18
Fund; B                             d
Putnam Tax Exempt Income   2/16/95  Open/Bon   10.02   9.20
Fund; M                             d
Putnam Tax Exempt Money    10/26/87 Open/Bon   74.94   1.00
Market Fund                         d
Putnam U.S. Government      2/8/84  Open/Bon  2,048.0  13.07
Income Trust; A                     d              9
Putnam U.S. Government     4/27/92  Open/Bon  1,215.5  13.01
Income Trust; B                     d              1
Putnam U.S. Government      2/6/95  Open/Bon  175.80  13.04
Income Trust; M                     d
Putnam U.S. Government     4/11/94  Open/Bon    6.27  13.06
Income Trust; Y                     d
Putnam Utilities Growth    11/19/90 Open/Bal  746.15  12.99
and Income Fund; A                  anced
Putnam Utilities Growth    4/27/92  Open/Bal  687.45  12.91
and Income Fund; B                  anced
Putnam Utilities Growth     3/1/95  Open/Bal   10.58  12.97
and Income Fund; M                  anced
Putnam Value Fund          4/30/98  Open/Equ    1.91   8.07
                                   ity
Putnam Vista Fund; A        6/3/68  Open/Equ  3,281.9  13.49
                                   ity            3
Putnam Vista Fund; B        3/1/93  Open/Equ  1,586.9  12.89
                                   ity            7
Putnam Vista Fund; M       12/1/94  Open/Equ  128.40  13.22
                                   ity
Putnam Vista Fund; Y       3/28/95  Open/Equ  287.97  13.64
                                   ity
Putnam Voyager Fund II; A  4/14/93  Open/Equ  662.92  21.53
                                   ity
Putnam Voyager Fund II; B  10/2/95  Open/Equ  619.59  21.08
                                   ity
Putnam Voyager Fund II; M  10/2/95  Open/Equ   73.15  21.25
                                   ity
Putnam Voyager Fund; A      4/1/96  Open/Equ  13,855.  21.36
                                   ity           13
Putnam Voyager Fund; B     4/27/92  Open/Equ  7,260.4  20.14
                                   ity            1
Putnam Voyager Fund; M     12/1/94  Open/Equ  322.45  20.93
                                   ity
Putnam Voyager Fund; Y      4/1/94  Open/Equ  1,476.5  21.66
                                   ity            2
Putnam California          11/27/92 Closed/B   87.47  15.50
Investment Grade Municipal          ond
Trust
Putnam Convertible         6/29/95  Closed/B   99.86  26.96
Opportunities and Income            ond
Trust
Putnam Dividend Income     9/28/89  Closed/B  127.94  11.82
Fund                                ond
Putnam High Income          7/9/87  Closed/B  131.10   9.71
Convertible and Bond Fund           ond
Putnam Investment Grade    10/26/89 Closed/B  388.05  11.94
Municipal Trust; A                  ond
Putnam Investment Grade    11/27/92 Closed/B  252.37  14.17
Municipal Trust II; A               ond
Putnam Investment Grade    11/29/93 Closed/B   63.66  13.38
Municipal Trust III; A              ond
Putnam Managed High Yield  6/25/93  Closed/B  4,428.7  14.71
Trust                               ond            9
Putnam Managed Municipal   2/24/89  Closed/B  628.19   9.82
Income Trust; A                     ond
Putnam Master Income Trust 12/28/87 Closed/B  484.64   9.13
                                   ond
Putnam Master Intermediate 4/29/88  Closed/B  854.60   8.54
Income Trust                        ond
Putnam Municipal           5/28/93  Closed/B  349.50  14.13
Opportunities Trust; A              ond
Putnam New York Investment 11/27/92 Closed/B   50.18  14.10
Grade Municipal Trust               ond
Putnam Premier Income      2/29/88  Closed/B  1,221.7   8.71
Trust                               ond            2
Putnam Tax - Free Heath    6/29/92  Closed/B  205.96  14.92
Care Fund                           ond
Putnam Growth              10/2/95  Open/Equ  286.91  16.99
Opportunities; A                    ity
Putnam Growth               8/1/97  Open/Equ  298.06  16.87
Opportunities; B                    ity
Putnam Growth               8/1/97  Open/Equ   24.69  16.91
Opportunities; M                    ity
Putnam Strategic Income    2/19/95  Open/Bon   66.76   8.49
Fund; A                             d
Putnam Strategic Income    2/19/96  Open/Bon  100.93   8.49
Fund; B                             d
Putnam Strategic Income    2/19/96  Open/Bon    8.87   8.48
Fund; M                             d
Putnam High Yield Total     1/1/97  Open/Bon   40.50   8.76
Return Fund; A                      d
Putnam High Yield Total     1/1/97  Open/Bon   47.05   8.65
Return Fund; B                      d
Putnam High Yield Total     1/1/97  Open/Bon    3.54   8.67
Return Fund; M                      d
Putnam VT International     1/1/97  Open/Bal  313.04  13.31
Growth and Income; A                anced
Putnam VT International     4/6/98  Open/Bal    0.03  13.31
Growth and Income; B                anced
Putnam VT International     1/1/97  Open/Equ  142.13  11.94
New Opportunities Fund; A           ity
Putnam VT International    4/30/98  Open/Equ    0.02  11.94
New Opportunities Fund; B           ity
Putnam VT International     1/1/97  Open/Equ  294.20  14.06
Growth Fund; A                      ity
Putnam VT International    4/30/98  Open/Equ    0.03  14.06
Growth Fund; B                      ity
Putnam VT Investors  Fund; 4/30/98  Open/Equ   68.33  10.49
A                                   ity
Putnam VT Investors  Fund; 4/30/98  Open/Equ    0.02  10.49
B                                   ity
Putnam Balanced Fund       10/2/95  Open/Bal    3.31  12.53
                                   anced
Putnam Emerging Markets    10/2/95  Open/Equ   43.49   8.41
Fund; A                             ity
Putnam Emerging Markets    10/2/95  Open/Equ   32.69   8.30
Fund; B                             ity
Putnam Emerging Markets    10/2/95  Open/Equ    3.03   8.33
Fund; M                             ity
Putnam California Tax      10/26/87 Open/Bon   43.73   1.00
Exempt Money Market Fund            d
Putnam High Yield          5/25/89  Closed/B  247.39   9.22
Municipal Trust                     ond
Putnam New York Tax Exempt 10/26/87 Open/Bon   39.92   1.00
Money Market Fund                   d
Putnam International        8/1/96  Open/Equ  418.88  12.27
Growth and Income Fund;  A          ity
Putnam International        8/1/96  Open/Equ  422.65  12.19
Growth and Income Fund;  B          ity
Putnam International        8/1/96  Open/Equ   38.61  12.23
Growth and Income Fund;  M          ity
Putnam Research Fund;  A   10/2/95  Open/Equ   88.27  13.50
                                   ity
Putnam Research Fund;  B   6/15/98  Open/Equ   64.12  13.49
                                   ity
Putnam Research Fund;  M   6/15/98  Open/Equ    6.95  13.50
                                   ity
Putnam New Value Fund;  A   1/3/96  Open/Equ  426.05  14.29
                                   ity
Putnam New Value Fund;  B  2/26/96  Open/Equ  437.33  14.13
                                   ity
Putnam New Value Fund;  M  2/26/96  Open/Equ   44.78  14.20
                                   ity
Putnam Global Growth and    1/3/95  Open/Equ   23.67  13.19
Income Fund; A                      ity
Putnam Global Growth and    1/3/95  Open/Equ   18.28  13.15
Income Fund; B                      ity
Putnam Global Growth and    1/3/95  Open/Equ    2.07  13.16
Income Fund; M                      ity
Putnam International Fund  12/28/95 Open/Equ    4.43  11.38
                                   ity
Putnam Japan Fund          12/28/95 Open/Equ    2.12   4.88
                                   ity
Putnam International       12/28/95 Open/Equ  107.08  14.34
Voyager Fund;  A                    ity
Putnam International       10/30/96 Open/Equ   82.48  14.20
Voyager Fund;  B                    ity
Putnam International       10/30/96 Open/Equ    9.93  14.26
Voyager Fund;  M                    ity
Putnam VT New Value Fund;   1/2/97  Open/Equ  241.47  11.59
A                                   ity
Putnam VT New Value Fund;  4/30/98  Open/Equ    0.02  11.59
B                                   ity
Putnam VT Vista Fund; A     1/2/97  Open/Equ  264.54  13.97
                                   ity
Putnam VT Vista Fund; B    4/30/98  Open/Equ    0.03  13.97
                                   ity
Putnam Equity 98 Fund      12/30/97 Open/Equ    4.93   9.94
                                   ity
Putnam High Yield Fund II; 12/31/97 Open/Bon  278.81   8.90
A                                   d
Putnam High Yield Fund II; 12/31/97 Open/Bon  428.41   8.88
B                                   d
Putnam High Yield Fund II; 12/31/97 Open/Bon   20.29   8.88
M                                   d

(5)  Miscellaneous
     There has been, or is, no litigation which caused or is reasonably expected to cause, a material adverse effect on the Fund and/or the Investment Management Company during the six months before the filing of this report.

III. OUTLINE OF THE FINANCIAL STATUS OF THE FUND
     [Translation of Unaudited Semi-annual Accounts will be attached.]

IV.  OUTLINE OF THE FINANCIAL STATUS OF THE INVESTMENT
     MANAGEMENT COMPANY
     [Translation of Unaudited Semi-annual Accounts will be attached.]











        AMENDMENT TO SECURITIES REGISTRATION STATEMENT

                        (for NAV sale)


































               PUTNAM HIGH YIELD ADVANTAGE FUND
        AMENDMENT TO SECURITIES REGISTRATION STATEMENT


To:  Director of Kanto Local Financial Bureau
                                                       Filing
                              Date:     August 31, 1998

Name of the Registrant Trust:           PUTNAM HIGH YIELD
                              ADVANTAGE FUND

Name of Trustees:                            George Putnam
                                                       William
                              F. Pounds
                                                       John A.
                              Hill
                                                       Jameson
                              A. Baxter
                                                       Hans H.
                              Estin
                                                       Ronald
                              J. Jackson
                                                       Paul L.
                              Joskow

Elizabeth T. Kennan

Lawrence J. Lasser
                                                       John H.
                              Mullin, III
                                                       Robert
                              E. Patterson
                                                       Donald
                              S. Perkins
                                                       George
                              Putnam, III
                                                       A.J.C.
                              Smith
                                                       W.
                              Thomas Stephens
                                                       W.
                              Nicholas Thorndike

Address of Principal Office:            One Post Office Square
                                                       Boston,
                              Massachusetts 02109
                                                       U. S.
                              A.

Name and Title of Registration Agent:        Harume Nakano

Attorney-at-Law

Signature [Harume Nakano]

(Seal)

                                                       Ken
                              Miura

Attorney-at-Law

Signature [Ken Miura]

(Seal)

Address or Place of Business            Kasumigaseki Building,
                              25th Floor
                                                       2-5,
                              Kasumigaseki 3-chome
                                                       Chiyoda-
                              ku, Tokyo

Name of Liaison Contact:                Harume Nakano
                                                       Ken
                              Miura

Attorneys-at-Law

Place of Liaison Contact:               Hamada & Matsumoto

Kasumigaseki Building, 25th
                              Floor
                                                       2-5,
                              Kasumigaseki 3-chome
                                                       Chiyoda-
                              ku, Tokyo
                             - i -


Phone Number:                                03-3580-3377


           Public Offering or Sale for Registration

Name of the Fund Making Public          PUTNAM HIGH YIELD
Offering or Sale of Foreign             ADVANTAGE FUND
Investment Fund Securities:

Type and Aggregate Amount of       Up to 78 million Class M
                              Shares
Foreign Investment Fund Securities           Up to the total
                              amount aggregating
to be Publicly Offered or Sold:         the amounts calculated
                              by multiplying the respective
                              net asset value per Class M
                              Share by the respective number
                              of Class M Shares in respect of
                              78 million Class M Shares
                                                       (The
                              maximum amount expected to be
                              sold is 769,860,000 U.S. dollars
                              (Yen111 billion).

Note 1: U.S.$ amount is translated into Japanese Yen at the rate of U.S.$l.00=Yen143.85 the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on July 31, 1998.

Note 2: The maximum amount expected to be sold is an amount calculated by multiplying the net asset value per Class
     M Share as of the end of July, 1998 (U.S.$9.87) by 78 million Class M Shares for convenience.



      Places where a copy of this Amendment to Securities
                         Registration
         Statement is available for Public Inspection


                        Not applicable.


    (Total number of sheets of this Amendment to Securities
             Registration Statement in Japanese is
              2 including front and back pages.)


I.              Reason For Filing This Amendment To Securities
Registration Statement:

     This statement purports to amend and update the relevant information of the Securities Registration Statement ("SRS") filed on 15th April, 1998 due to the fact that the aforementioned Semi-annual Report was filed today.

     The exchange rates used in this statement to translate the amended amounts of foreign currencies are different from those used before these amendments, as the latest exchange rates are used in this statement.

II.             Contents of the Amendments:

Part II.   INFORMATION ON THE ISSUER (page 3 of the original
           Japanese SRS)

     The following matters in the original Japanese SRS are amended to have the same contents as those provided in the following items of the aforementioned Semi-annual
     Report:

          Before amendment                After amendment
    [Original Japanese SRS]          [Aforementioned Semi-annual
                                  Report]
I.  Description of the Fund      I.  Status of Investment
5.  Status of Investment            Portfolio of the Fund
   Portfolio
(A) Diversification of           (1  Diversification of
   Investment Portfolio         )   Investment Portfolio
                                  (the aforementioned
                                  Japanese Semi-annual
                                  Report, page 1)
(B) Results of Past Operations   (2  Results of Past Operations
                               )
    Record of Changes in Net         Record of Changes in Net
(1) Assets (Class M Shares)      a)  Assets (Class M Shares)
   (Regarding the amounts as       (Ditto, page 2)
   at the end of each month        (Regarding the amounts as
   during one-year period          of the end of each month
   from, and including, the        during one-year period
   latest relevant date            from, and including, the
   appertaining to the filing      latest relevant date
   date of the original            appertaining to the filing
   Japanese SRS)                   date of the afore mentioned
                                  Semi-annual Report)
    Record of Distributions         Record of Distributions
(2) Paid (Class M Shares)        b) Paid (Class M Shares)
   (Regarding the dividends        (Ditto, page 3)
   paid at the end of each         (Regarding the dividends
   month up to the latest          paid at the end of each
   relevant date of the            month up to the latest
   original Japanese SRS)          relevant date of the afore
                                   mentioned Semi-annual
                                   Report)
II. Outline of the Trust         II Outline of the Trust
                                .
1.  Trust                        1.  Trust
(E) Amount of Capital Share      (1  Amount of Capital Share
                               )   (Ditto, page 4)
(G) Information Concerning       (2  Information Concerning
   Major Shareholders           )   Major Shareholders (Ditto,
                                  page 4)
(H) Information Concerning       (3  Information Concerning
   Directors, Officers and      )   Directors, Officers and
   Employees                       Employees (Ditto, page 4)
(I) Description of Business and  (4  Description of Business and
   Outline of Operation         )   Outline of Operation
                                  (Ditto, page 7)
2.  Putnam Investment            2.  Putnam Investment
   Management, Inc.                Management, Inc.
   (Investment Management          (Investment Management
   Company)                        Company)
(E) Amount of Capital Share      (1  Amount of Capital Share
                               )   (Ditto, page 7)
(G) Information Concerning       (2  Information Concerning
   Major Shareholders           )   Major Shareholders (Ditto,
                                  page 7)
(H) Information Concerning       (3  Information Concerning
   Officers and Employees       )   Officers and Employees
                                  (Ditto, page 7)
(I) Description of Business and  (4  Description of Business and
   Outline of Operation         )   Outline of Operation
                                  (Ditto, page 16)

     With respect to Section IV the Financial Conditions of the Fund in the original SRS, Item III Financial
     Conditions of the Fund in the aforementioned Semi-annual
     Report (Ditto, from page 37 and 70) is added to the original SRS.

Part III. SPECIAL INFORMATION (page 4 of the original Japanese
SRS)

     With respect to Section II the Financial Conditions of the Investment Management Company in the original SRS,
     Item IV Financial Conditions of the Investment Management Company in the aforementioned Semi-annual Report (Ditto, page 71 and 72) is added to the original SRS.